Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Components of the Income Tax Expense (Benefit) from Continuing Operations	The components of the income tax expense (benefit) from continuing operations are:
	Year Ended September 30,
	2022	2023	2024
Current	$658	$58,239	$16,102
Deferred	526,461	(120,686)	(802,471)
Total income tax expense (benefit)	$527,119	$(62,447)	$(786,369)

Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	Year Ended September 30,
	2022	2023	2024
Net loss before income tax expense	$(6,860,106)	$(7,321,333)	$(8,872,165)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(1,715,027)	(1,830,333)	(2,218,041)

Effect of income tax rate differences in jurisdictions other than the PRC	362,253	563,279	345,120
Expenses not deductible for tax purpose and non-taxable income	53,798	277,404	486,576
Additional deduction of R&D expenses	-	(50,958)	(71,800)
Effect of preferential tax rates	-	21,922	(50,879)
Effect of utilization of tax loss carried forward	-	-	305
Effect on valuation allowance	1,826,095	956,239	722,350
Income tax expense (benefit)	$527,119	$(62,447)	$(786,369)

Schedule of Deferred Tax Asset and Liability	The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability as of September 30, 2023 and 2024 was as follows:
	As of September 30,
	2023	2024
Deferred tax assets:
Tax loss carry forwards	$1,633,668	$2,525,068
Other-than-temporary impairment	-	813,218
Credit loss allowance	111,559	48,238
Reserve for inventory	11,320	5,719
Advertising expense	29,710	30,888
Less: disposal of a subsidiary	-	(314)
Less: valuation allowance	(1,625,432)	(2,431,792)
Deferred tax assets, net	$160,825	$991,025

Schedule of Valuation Allowance for Deferred Tax Assets	The movement of valuation allowance for deferred tax assets is as follows:
	Year Ended September 30,
	2022	2023	2024
Beginning balance of fiscal year	$416,883	$2,172,738	$1,625,432
Addition	1,826,095	1,178,597	722,350
Utilization of tax loss carried forward	-	(222,358)	-
Reversal due to disposal of Tianjin Dilang and Tianjin Jiahao	-	(1,453,300)	-
Exchange rate effect	(70,240)	(50,245)	84,010
Ending balance of fiscal year	$2,172,738	$1,625,432	$2,431,792

Schedule of Net Operating Loss CarryForwards	As of September 30, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:
Year ending September 30,	Amount
2025	$237,905
2026	1,731,494
2027	1,816,777
2028	2,921,790
2029	3,096,458
2030	-
2031	-
2032	-
2033	120,311
2034	137,015
Total	$10,061,750